Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2016-1

Collection Period	08/01/16-08/31/16
Determination Date	9/9/2016
Distribution Date	9/15/2016

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-207329-01.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$921,927,270.07
2.	Collections allocable to Principal		$29,787,580.36
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,763,225.13
5.	Pool Balance on the close of the last day of the related Collection Period		$890,376,464.58
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		52,276
7.	Initial Pool Balance		$1,140,000,021.52
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$195,043,634.97	$179,268,232.22
	c. Class A-2b Floating Rate Note Balance	$195,043,634.97	$179,268,232.23
	d. Class A-3 Note Balance	$345,000,000.00	$345,000,000.00
	e. Class A-4 Note Balance	$104,200,000.00	$104,200,000.00
	f. Class B Note Balance	$20,000,000.00	$20,000,000.00
	g. Class C Note Balance	$23,900,000.00	$23,900,000.00
	h. Class D Note Balance	$31,900,000.00	$31,900,000.00
	i. Note Balance (sum a - h)	$915,087,269.94	$883,536,464.45
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.9703663	0.8918818
	c. Class A-2b Floating Rate Note Pool Factor	0.9703663	0.8918818
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.8027081	0.7750320
10.	Overcollateralization Target Amount		$6,840,000.13
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$6,840,000.13
12.	Weighted Average Coupon	%	7.26%
13.	Weighted Average Original Term (months)	months	66.27
14.	Weighted Average Remaining Term (months)	months	55.10
15.	1-Month LIBOR for the accrual period ending 9/15/2016		0.50765%
16.	Note Rate applicable to the Class A-2b notes for the accrual period ending 9/15/2016		1.03765%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$5,627,694.19
	b. Liquidation Proceeds allocable to Finance Charge		$349.24
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$5,628,043.43
18.	Principal:
	a. Collections allocable to Principal		$29,787,580.36
	b. Liquidation Proceeds allocable to Principal		$543,323.36
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$30,330,903.72
19.	Total Finance Charge and Principal Collections (17d + 18d)		$35,958,947.15
20.	Interest Income from Collection Account		$9,609.66
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$35,968,556.81

Available Funds
23.	Available Collections	$35,968,556.81
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$35,968,556.81
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$768,272.73
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$768,272.73
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)
	a. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	b. Amount Paid	$0.00
	c. Shortfall Amount (a - b)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$211,297.27
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$211,297.27
	i. Class A-2b Monthly Interest	$174,277.72
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$174,277.72
	m. Class A-3 Monthly Interest	$462,875.00
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$462,875.00
	m. Class A-4 Monthly Interest	$163,246.67
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	s. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$163,246.67
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$37,000.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$37,000.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$50,190.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$50,190.00
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$82,674.17
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$82,674.17

36.	Quaternary Principal Distributable Amount	$24,710,805.36
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$26,660,638.92
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$6,840,000.13
40.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00
41.	Additional Servicing Fees, if any	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts and Transition Expenses, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$5,628,043.43
	b. Total Daily Deposits of Principal Collections	$30,330,903.72
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$9,609.66
	e. Total Deposits to Collection Account (sum a - d)	$35,968,556.81
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$768,272.73
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$32,732,366.32
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,467,917.76
	f. Total Withdrawals from Collection Account (sum a - e)	$35,968,556.81
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$211,297.27
	c. Class A-2b Interest Distribution	$174,277.72
	d. Class A-3 Interest Distribution	$462,875.00
	e. Class A-4 Interest Distribution	$163,246.67
	f. Class B Interest Distribution	$37,000.00
	g. Class C Interest Distribution	$50,190.00
	h. Class D Interest Distribution	$82,674.17
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$15,775,402.75
	k. Class A-2b Principal Distribution	$15,775,402.74
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$32,732,366.32
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$15,986,700.02
	c. Class A-2b Distribution	$15,949,680.46
	d. Class A-3 Distribution	$462,875.00
	e. Class A-4 Distribution	$163,246.67
	f. Class B Distribution	$37,000.00
	g. Class C Distribution	$50,190.00
	h. Class D Distribution	$82,674.17
	i. Total Withdrawals from Note Payment Account (sum a - h)	$32,732,366.32

Certificate Payment Account Activity
47.	Deposits
	a. Excess Collections	$2,467,917.76
	b. Reserve Account surplus (Ln 57)	$956.74
	c. Total Deposits to Certificate Payment Account (sum a - b)	$2,468,874.50
48.	Withdrawals
	a. Certificateholder Distribution	$2,468,874.50
	b. Total Withdrawals from Certificate Payment Account	$2,468,874.50
Required Reserve Account Amount
49.	Lesser of: (a or b)
	a. $2,850,000.05	$2,850,000.05
	b. Note Balance	$883,536,464.45
50.	Required Reserve Account Amount	$2,850,000.05
Reserve Account Reconciliation
51.	Beginning Balance (as of end of preceding Distribution Date)	$2,850,000.05
52.	Investment Earnings	$956.74
53.	Reserve Account Draw Amount	$0.00
54.	Reserve Account Amount (Ln 51 + Ln 52 - Ln 53)	$2,850,956.79
55.	Deposit from Available Funds (Ln 44d)	$0.00
56.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
57.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 56 exist	$956.74
58.	Ending Balance (Ln54 + Ln55 - Ln56 - Ln57)	$2,850,000.05
59.	Reserve Account Deficiency (Ln50 - Ln58)	$0.00
Instructions to the Trustee
60.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
61.	Amount to be paid to Servicer from the Collection Account	$768,272.73
62.	Amount to be deposited from the Collection Account into the Note Payment Account	$32,732,366.32
63.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$2,467,917.76
64.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
65.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$956.74
66.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
67.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$15,986,700.02
68.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$15,949,680.46
69.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$462,875.00
70.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$163,246.67
71.	Amount to be paid to Class B Noteholders from the Note Payment Account	$37,000.00
72.	Amount to be paid to Class C Noteholders from the Note Payment Account	$50,190.00
73.	Amount to be paid to Class D Noteholders from the Note Payment Account	$82,674.17
74.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$2,468,874.50

Delinquency Activity
		Number of Loans	Principal Balance
75.	Delinquency Analysis
	a. 31 to 60 days past due	903	$14,614,902.43
	b. 61 to 90 days past due	357	$5,901,083.30
	c. 91 to 120 days past due	127	$2,018,876.28
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	1,387	$22,534,862.01
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 75e / Ln 5)%		2.5309%

76.	Has a Delinquency Trigger Event occurred?		No

Current Collection Period Credit Loss Activity
		Number of Loans	Principal Balance

77.	Defaulted Receivables (charge-offs)	107	$1,763,225.13
78.	Liquidation Proceeds (recoveries)	109	$543,672.60
79.	Net Losses (Ln 77 - Ln 78)		$1,219,552.53
80.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 79 / Ln 1)%		0.1323%

Cumulative Credit Loss Activity
		Number of Loans	Principal Balance

81.	Defaulted Receivables (charge-offs)	397	$6,330,197.91
82.	Liquidation Proceeds (recoveries)	264	$2,292,320.66
83.	Cumulative Net Losses (Ln 81 - Ln 82)		$4,037,877.25
84.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 83 / Ln 7)%		0.3542%
85.	Average Net Loss on Defaulted Receivables		$10,170.98

Servicer Covenant
86.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$2,963,608,000.00
87.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on September 9, 2016.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer